Accounts Receivable, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ 38,202	$ 10,676
Provision	7,538	27,463
Write off	27,121
Exchange difference	(203)	63
Balance at end of the year	$ 18,416	$ 38,202